ADVANCED SERIES TRUST

PROSPECTUS DATED MAY 1, 2011

SUPPLEMENT DATED OCTOBER 5, 2011

This supplement sets forth changes to the Prospectus, dated May 1, 2011 (the Prospectus), of Advanced Series Trust (the Trust). The Portfolio of the Trust discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

New Subadvisory Arrangements and Name Change for AST AllianceBernstein Core Value Portfolio

The Board of Trustees of the Trust recently approved replacing AllianceBernstein L.P. (AllianceBernstein) as the sole subadviser for the AST AllianceBernstein Core Value Portfolio with T. Rowe Price Associates, Inc. (T. Rowe Price) and changing the name of the Portfolio from the AST AllianceBernstein Core Value Portfolio to the AST T. Rowe Price Equity Income Portfolio. Implementation of the revised subadvisory arrangements and name change is expected to occur on or about October 31, 2011. Depending upon market, economic, and financial conditions as of October 31, 2011 and the Trust's ability to implement certain legal agreements and custody arrangements, it may take several weeks for T. Rowe Price to dispose of securities and other financial instruments held by the Portfolio that were purchased by AllianceBernstein and to begin to implement its own investment strategy.

Set forth below is certain information relating to T. Rowe Price, the portfolio manager for the Portfolio, and T. Rowe Price's expected investment strategy for the Portfolio. Please note that T. Rowe Price will not become the subadviser to the Portfolio until on or about October 31, 2011 and that AllianceBernstein will remain the sole subadviser to the Portfolio until on or about October 31, 2011.

A. Effective on or about October 31, 2011, the section of the Prospectus entitled "Summary: AST AllianceBernstein Core Value Portfolio—Investment Objective" is hereby deleted and replaced with the following in order to reflect T. Rowe Price's replacement of AllianceBernstein and the Portfolio name change as described above.

The Portfolio's investment objective is to seek to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

B. Effective on or about October 31, 2011, the section of the Prospectus entitled "Summary: AST AllianceBernstein Core Value Portfolio—Investments, Risk and Performance—Principal Investment Strategies" is hereby deleted and replaced with the following in order to reflect T. Rowe Price's replacement of AllianceBernstein and the Portfolio name change as described above.

Principal Investment Strategies. The Portfolio will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in common stocks, with 65% of net assets (including any borrowings for investment purposes) in dividend-paying common stocks of well-established companies.

The Portfolio will typically employ a "value" approach in selecting investments. T. Rowe Price's research team will seek companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, T. Rowe Price generally will look for companies in the aggregate with one or more of the following:

• an established operating history;
• above-average dividend yield relative to the S&P 500 Index;
• low price/earnings ratio relative to the S&P 500 Index;
• a sound balance sheet and other positive financial characteristics; and
• low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with its objective and policies.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.